SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 42,977	$ 34,180
Americas [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	26,608	18,001
Europe, Middle East and Africa [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	11,136	10,814
Asia-Pacific [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 5,233	$ 5,365